Statements Of Changes In Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATIONS
Net investment income	$ 2,964,258	$ 2,874,865	$ 2,546,710
Net change in unrealized gain (loss) on investments in Partnership	5,710,716	2,053,474	(16,935,039)
Net realized gain (loss) on sale of investments allocated from the Partnership		948,018	(1,727,472)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,674,974	5,876,357	(16,115,801)
CAPITAL TRANSACTIONS
Net withdrawals by contract owners	(638,517)	(746,156)	(2,288,861)
Net withdrawals by The Prudential Insurance Company of America	(4,542,892)	(5,545,712)	(419,494)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(5,181,409)	(6,291,868)	(2,708,355)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,493,565	(415,511)	(18,824,156)
NET ASSETS
Beginning of period	67,547,308	67,962,819	86,786,975
End of period	$ 71,040,873	$ 67,547,308	$ 67,962,819